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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/99
Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: NEUMEIER INVESTMENT COUNSEL LLC
Address: 26435 CARMEL RANCHO BLVD.
         CARMEL, CA  93923
Form 13F File Number: 28-4792
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  PETER NEUMEIER
Title:  PRESIDENT
Phone:  831-625-6355
Signature, Place, and Date of Signing:
/s/ PETER NEUMEIER  CARMEL, CALIFORNIA      8/13/99
[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F  File Number  Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  37
Form 13F Information Table Value Total:  $433507
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F  File Number  Name
28-4792 NEUMEIER INVESTMENT COUNSEL LLC
[Repeat as necessary.

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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COL. 6   COLUMN 7         COLUMN 8
----------------------------   ----------      ---------- ----------  ------------------- -------- ---------- ---------------------
                                                                                                    OTHER        VOTING AUTHORITY
                                                           VALUE      SHARES/  SH/  PUT/   INVSTMT  MANAGERS  ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN  CALL   DSCRETN  NONE      SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Acceptance Insurance Companies       COM      004308102      9188     610000               610000            386600    223400
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Anchor Gaming                        COM      033037102     14910     310225               310225            215700     94525
-----------------------------------------------------------------------------------------------------------------------------------
Aviation Sales                       COM      053672101      5554     140600               140600             84000     56600
-----------------------------------------------------------------------------------------------------------------------------------
Blyth Industries Inc.                COM      09643P108      8119     238800               238800            152900     85900
-----------------------------------------------------------------------------------------------------------------------------------
Bowne & Company, Inc.                COM      103043105      8917     666700               666700            373300    293400
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory              COM      121579106      5582     289060               289060            235760     53300
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Denison International PLC            COM      248335101       620      40300                40300             16300     24000
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Dentsply International               COM      249030107     10817     374600               374600            238400    136200
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Doral Financial Corporation          COM      25811P100     14468     838700               838700            589300    249400
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Furniture Brands International       COM      360921100     13781     494400               494400            309100    185300
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Goody's Family Clothing              COM      382588101     11789    1030700              1030700            613100    417600
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Ha-Lo Industries                     COM      404429102      2261     229000               229000            229000         0
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Harman International                 COM      413086109     20385     463300               463300            278800    184500
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HCC Insurance Holdings               COM      404132102     17093     753400               753400            476000    277400
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Helen of Troy Inc.                   COM      G4388N106     18669    1040800              1040800            634800    406000
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Hon Industries Inc.                  COM      438092108     20828     713600               713600            442500    271100
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ICN Pharmaceuticals Inc.             COM      448924100     35405    1099975              1099975            686750    413225
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Imperial Bancorp                     COM      452556103     18939     955930               955930            594713    361217
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Innovex Inc.                         COM      457647105      4782     341550               341550            200900    140650
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Interstate Bakeries                  COM      46072H108     13593     605800               605800            387700    218100
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Kenneth Cole Productions             COM      193294105      2581      92600                92600            411100     51500
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Knoll Corporation                    COM      498904101     21561     809800               809800            497000    312800
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Long Beach Financial Corp.           COM      542446109     18354    1249600              1249600            701500    548100
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Merrill Corporation                  COM      590175105      8430     581400               581400            394400    187000
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MFC Bancorp                          COM      55271X103       926     123500               123500             12900    110600
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
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                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COL. 6   COLUMN 7         COLUMN 8
----------------------------   ----------      ---------- ----------  ------------------- -------- ---------- ---------------------
                                                                                                    OTHER        VOTING AUTHORITY
                                                           VALUE      SHARES/  SH/  PUT/   INVSTMT  MANAGERS  ---------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN  CALL   DSCRETN  NONE      SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Miller Herman                        COM      600544100      2369     112800               112800             15900     96900
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Orbotech Ltd.                        ORD      M75253100     20063     384900               384900            211900    173000
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Pittson Brinks Group                 COM      725701106     12893     482000               482000            307600    174400
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Quanex Corporation                   COM      747620102     14005     491400               491400            322100    169300
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RTI International Metals             COM      74961H203      6587     448450               448450            311900    136550
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Russ Berrie & Co. Inc.               COM      782233100     13011     525700               525700            261700    264000
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St. Francis Capital Corp.            COM      789374105      6469     300900               300900            133100    167800
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St. John Knits Inc.                  COM      790289102     14204     485600               485600            345800    139800
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Superior Industries                  COM      868168105      8549     313000               313000            202600    110400
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TCA Cable                            COM      872241104     10781     194250               194250            118200     76050
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Vans Inc.                            COM      921930103      9364     817600               817600            535500    282100
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World Fuel Services Corp.            COM      981475106      7660     519300               519300            266300    253000
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